Impact of COVID-19 (Details) - COVID-19 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impact of COVID-19 (Details) [Line Items]
Net cash used in operating activities		$ 21,738
Net cash provided by operating activities	$ 4,404